Preferred Stock and Stockholders' Equity (Deficit) - Summary of Company's Stock Option Activity (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Options, Outstanding at beginning	1,543,667
Options, Granted	1,240,673
Options, Exercised	(340,220)
Options, Canceled	(35,486)
Options, Outstanding at ending	2,408,634	1,543,667
Options, Options exercisable	1,263,695
Options, Options exercisable, vested and expected to vest	2,408,634
Weighted-Average Exercise Price, Outstanding, Beginning balance	$ 3.19
Weighted-Average Exercise Price, Granted	10.61
Weighted-Average Exercise Price, Exercised	1.20
Weighted-Average Exercise Price, Canceled	10.93
Weighted-Average Exercise Price, Outstanding, Ending balance	7.18	$ 3.19
Weighted-Average Exercise Price, Options exercisable	4.02
Options exercisable, vested and expected to vest	$ 7.18
Weighted-Average Remaining Contractual Term, Outstanding, Balance	8 years 6 months 11 days	8 years 7 months 28 days
Weighted-Average Remaining Contractual Term, Options exercisable	7 years 9 months 11 days
Weighted-Average Remaining Contractual Term, Options exercisable, vested and expected to vest	8 years 6 months 11 days
Aggregate Intrinsic, Outstanding, Beginning Balance	$ 9,128
Aggregate Intrinsic, Outstanding, Ending Balance	31,031	$ 9,128
Aggregate Intrinsic, Outstanding, Options exercisable	20,877
Aggregate Intrinsic, Outstanding, Options exercisable, vested and expected to vest	$ 31,031